Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2019
Finance income and costs
Schedule of Finance income and costs

	Period from 19	Period from 1	Year ended 31	Year ended 31
	December to 31	January to 18	December	December
	December 2019	December 2019	2018	2017
	Successor (NFH)	Predecessor (HHH)
Finance costs:
Interest on bank borrowings	25,787	30,207	27,928	15,606
Interest on lease liabilities (Note 12)	3,716	102,523	—	45
	29,503	132,730	27,928	15,651
Less: interest capitalized	—	—	(8,508)	(2,243)
	29,503	132,730	19,420	13,408
Finance income:
Interest income	779	2,127	2,543	1,862

Finance costs, net	28,724	130,603	16,877	11,546